Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Sites	Jan. 01, 2011
Cost of Environmental Liabilities Associated with Compliance and Remediation
Beginning Balance	$ 46.3	$ 51.5
Accruals	0.4	(1.2)
Payments	(6.1)	(4.0)
Ending Balance	40.6	46.3
Contingencies (Textual) [Abstract]
Environmental site contingency number of sites	13
Short term environmental liabilities	11
International receivable financing [Member]
Guarantor Obligations [Line Items]
Guarantee obligations	17.0
Guarantee subsidiaries' obligations to suppliers [Member]
Guarantor Obligations [Line Items]
Guarantee obligations	17.0
Guarantee subsidiaries' lines of credit [Member]
Guarantor Obligations [Line Items]
Guarantee obligations	$ 422.0